SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Feb. 23, 2022	Feb. 14, 2022	Feb. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of investment properties				$ 2,431	$ 2,252	$ 4,200
Major ordinary share transactions | LP Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared			$ 0.35
Annual dividends, per share, declared			1.40
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 1
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared			0.40625
Annual dividends, per share, declared			1.625
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 2
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared			0.3984375
Annual dividends, per share, declared			1.59375
Major ordinary share transactions | Class A Cumulative Redeemable Perpetual Unit, Series 3
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared			0.359375
Annual dividends, per share, declared			1.4375
Major ordinary share transactions | New LP Preferred Units
Disclosure of non-adjusting events after reporting period [line items]
Quarterly dividends, per share, declared			0.390625
Annual dividends, per share, declared			$ 1.5625
Other disposals of assets | Triple Net Lease
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of investment properties		$ 3,800
Other disposals of assets | Hospitality
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of investment properties	$ 1,500